Leases (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 24, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease liabilities included in accounts payable and accrued liabilities		$ 132,360	$ 132,360		$ 96,589	$ 0
Finance lease payments		0	25,000	$ 363,982	0	0
Financing lease liabilities included in accounts payable and accrued liabilities		$ 543,770	$ 543,770		$ 446,890	$ 0
Number of finance leases					3
Finance lease monthly payments					$ 20,313
Incremental borrowing rate used for finance leases					19.30%
Office Space In Texas [Member]
Leases
Right of use asset relieved due to termination of lease	$ 260,373
Right of use liability relieved due to termination of lease	$ 265,059
MASSACHUSETTS | Operating Lease, First Rental Period [Member]
Leases
Monthly required lease payments					$ 9,380
MASSACHUSETTS | Operating Lease, Second Rental Period [Member]
Leases
Monthly required lease payments					9,630
MASSACHUSETTS | Operating Lease, Third Rental Period [Member]
Leases
Monthly required lease payments					9,870
MASSACHUSETTS | Operating Lease, Fourth Rental Period [Member]
Leases
Monthly required lease payments					10,120
MASSACHUSETTS | Operating Lease, Fifth Rental Period [Member]
Leases
Monthly required lease payments					10,360
TEXAS | Office Space In Texas [Member]
Leases
Monthly required lease payments					10,000
TEXAS | Office Space In Houston [Member]
Leases
Monthly required lease payments					$ 1,000
Minimum [Member]
Leases
Incremental borrowing rate used for operating leases					17.90%
Maximum [Member]
Leases
Incremental borrowing rate used for operating leases					18.50%